Tortoise Energy ETF
Schedule of Investments
August 31, 2026 (Unaudited)

COMMON STOCKS - 95.1%	Shares	Value
Europe Electrical Infrastructure - 0.3%
Innio N.V. (a)(b)	77,062	$ 1,556,652

United States Crude Oil Pipelines - 4.5%
Plains GP Holdings, L.P.	918,768	25,927,633

United States Electrical Infrastructure - 1.9%
MasTec, Inc. (a)	27,685	6,638,309
MYR Group Inc. (a)	15,656	4,562,472
		11,200,781

United States Natural Gas Pipelines - 21.2%
Cheniere Energy, Inc.	111,176	32,428,927
ONEOK, Inc.	255,250	24,506,553
Targa Resources Corp.	82,859	24,331,545
The Williams Companies, Inc.	367,127	27,552,881
Venture Global, Inc. - Class A	941,098	13,777,675
		122,597,581

United States Oil and Gas Production - 37.6%
Antero Resources Corporation (a)	484,002	18,624,397
Chevron Corporation	210,207	43,332,071
Devon Energy Corporation	430,085	20,863,423
Diamondback Energy, Inc.	192,303	38,552,905
EQT Corporation	265,966	14,410,038
ExxonMobil Holdings Corporation	174,002	28,005,622
Occidental Petroleum Corporation	566,300	34,079,934
Ovintiv Inc.	307,389	20,180,088
		218,048,478

United States Oilfield Services - 3.2%
Halliburton Company	232,822	8,579,491
ProPetro Holding Corp. (a)	905,466	10,286,094
		18,865,585

United States Power - 4.6%
Constellation Energy Corporation	85,076	23,376,333
Solaris Energy Infrastructure, Inc. (b)	67,800	3,442,206
		26,818,539

United States Refining - 21.8%
Marathon Petroleum Corporation	148,071	55,277,866
Phillips 66	76,208	18,791,368
Valero Energy Corporation	145,374	52,177,636
		126,246,870
TOTAL COMMON STOCKS (Cost $390,816,917)		551,262,119

MASTER LIMITED PARTNERSHIPS - 4.3%	Units	Value
United States Natural Gas Pipelines - 2.4%
Energy Transfer LP	651,637	14,016,712

United States Refined Products Pipelines - 1.9%
MPLX LP	184,312		10,905,741
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $12,408,863)			24,922,453

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.5%	Shares		Value
First American Government Obligations Fund - Class X, 3.59% (c)	2,681,741		2,681,741
TOTAL MONEY MARKET FUNDS (Cost $2,681,741)			2,681,741

TOTAL INVESTMENTS - 99.9% (Cost $405,907,521)			578,866,313
Other Assets in Excess of Liabilities - 0.1%		0.00084	485,853
TOTAL NET ASSETS - 100.0%			$ 579,352,166

Percentages are stated as a percent of net assets.

LP – Limited Partnership

(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

Tortoise Energy ETF
Schedule of Written Options
August 31, 2026 (Unaudited)

WRITTEN OPTIONS - (0.0)%	Notional Amount	Contracts	Value
Call Options - (0.0)% (a)(b)(c)
Innio N.V., Expiration: 09/18/2026; Exercise Price: $32.50	$ (1,555,400)	(770)	$ (680)
Solaris Energy Infrastructure, Inc., Expiration: 09/18/2026; Exercise Price: $78.00	(3,442,206)	(678)	(3,043)
TOTAL WRITTEN OPTIONS (Premiums received $27,606)			$ (3,723)

Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.
(b)	100 shares per contract.
(c)	Exchange-traded.

Summary of Fair Value Disclosure as of August 31, 2026 (Unaudited)

Tortoise Energy ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$ 551,262,119	$ –	$ –	$ 551,262,119
Master Limited Partnerships	24,922,453	–	–	24,922,453
Money Market Funds	2,681,741	–	–	2,681,741
Total Investments	$ 578,866,313	$ –	$ –	$ 578,866,313

Liabilities:
Investments:
Written Options	$ –	$ (3,723)	$ –	$ (3,723)
Total Investments	$ –	$ (3,723)	$ –	$ (3,723)

Refer to the Schedule of Investments for further disaggregation of investment categories.